Derivative Instruments Accounted for at Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
As of December 31, 2025, we held the following interest rate swaps that partially hedge our variable-rate loan facilities:

Facility	Hedged notional amount	Fixed rate	Variable rate
	(in thousands)
October 2013 DB Credit Facility A	5,987	4.05%	Comp SOFR
July 2015 DB Credit Facility B	16,494	3.99%	Comp SOFR
July 2015 Santander Credit Facility B	16,282	3.93%	Comp SOFR
March 2023 Secured Term Loan	81,353	5.75%	Comp SOFR
August 2024 Secured Term Loan and RCF	67,990	5.46%	Term SOFR
May 2025 Senior Secured Term Loan and RCF	171,092	5.31%	Comp SOFR
	$359,198

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024.

		December 31, 2024	December 31, 2025
		(in thousands)
	Fair Value Hierarchy	Fair Value Asset/(Liability)	Fair Value Asset/(Liability)
Interest rate swap agreements Assets	Level 2	$7,191	$1,372
Interest rate swap agreements Liability	Level 2	—	(2,219)
		$7,191	$(847)